NON-CONTROLLING INTERESTS - Summary (Details) $ in Millions, $ in Millions					9 Months Ended
		Feb. 28, 2019 USD ($)	Feb. 28, 2019 CAD ($)	Feb. 24, 2019	Sep. 30, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)
Non-controlling interests
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests						$ 15,068	$ 14,190
Participating non-controlling interests - in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	[1]					11,086	10,289	$ 7,578
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	[1]					68	67	58
Preferred equity
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	[1]					597	568	$ 616
Redeemable/exchangeable partnership units | Non-controlling interests
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests						3,317	3,266
Canadian Hydroelectric Portfolio
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests						$ 651	$ 314
Proportion of qwnership interests sold to non-controlling interests				25.00%
Proceeds from sales of interests in associates			$ 331
Gains (losses) recognised when control of subsidiary is lost		$ 4
Proportion of ownership interest in subsidiary					50.00%

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).